SCHEDULE OF INVESTMENTS
Core Equity (in thousands)	SEPTEMBER 30, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services
Cable & Satellite – 3.0%
Comcast Corp., Class A	460	$20,728

Interactive Home Entertainment – 2.0%
Take-Two Interactive Software, Inc.(A)	107	13,430

Interactive Media & Services – 3.0%
Alphabet, Inc., Class A(A)	11	13,759
Facebook, Inc., Class A(A)	39	6,871

		20,630

Movies & Entertainment – 1.8%
Walt Disney Co. (The)	94	12,249

Total Communication Services - 9.8%		67,037

Consumer Discretionary
Auto Parts & Equipment – 2.3%
Aptiv plc	180	15,731

Automotive Retail – 2.3%
AutoZone, Inc.(A)	14	15,509

Footwear – 2.0%
NIKE, Inc., Class B	150	14,051

Internet & Direct Marketing Retail – 4.8%
Alibaba Group Holding Ltd. ADR(A)	85	14,227
Amazon.com, Inc.(A)	11	18,449

		32,676

Total Consumer Discretionary - 11.4%		77,967

Consumer Staples
Distillers & Vintners – 1.4%
Constellation Brands, Inc.	48	10,051

Household Products – 1.7%
Procter & Gamble Co. (The)	92	11,459

Hypermarkets & Super Centers – 5.1%
Costco Wholesale Corp.	41	11,888
Wal-Mart Stores, Inc.	195	23,133

		35,021

Total Consumer Staples - 8.2%		56,531

Energy
Oil & Gas Refining & Marketing – 1.2%
Phillips 66	81	8,264

Oil & Gas Storage & Transportation – 2.1%
Enterprise Products Partners L.P.	505	14,446

Total Energy - 3.3%		22,710

Financials
Asset Management & Custody Banks – 1.9%
Blackstone Group, Inc. (The), Class A	271	13,223

Financial Exchanges & Data – 3.2%
MSCI, Inc., Class A	28	6,196
S&P Global, Inc.	63	15,476

		21,672

Insurance Brokers – 1.6%
Aon plc	56	10,891

Other Diversified Financial Services – 7.4%
Citigroup, Inc.	304	21,020

Fidelity National Information Services, Inc.	52	6,865
JPMorgan Chase & Co.	191	22,440

		50,325

Property & Casualty Insurance – 1.9%
Progressive Corp. (The)	172	13,252

Total Financials - 16.0%		109,363

Health Care
Health Care Equipment – 4.2%
Danaher Corp.	89	12,909
Zimmer Holdings, Inc.	118	16,195

		29,104

Managed Health Care – 2.8%
Anthem, Inc.	34	8,117
UnitedHealth Group, Inc.	50	10,816

		18,933

Pharmaceuticals – 2.0%
Zoetis, Inc.	113	14,021

Total Health Care - 9.0%		62,058

Industrials
Aerospace & Defense – 5.9%
Boeing Co. (The)	63	23,991
Lockheed Martin Corp.	42	16,394

		40,385

Environmental & Facilities Services – 1.4%
Waste Connections, Inc.	104	9,568

Railroads – 1.2%
Norfolk Southern Corp.	47	8,376

Trading Companies & Distributors – 1.4%
United Rentals, Inc.(A)	76	9,422

Total Industrials - 9.9%		67,751

Information Technology
Communications Equipment – 2.7%
Cisco Systems, Inc.	173	8,564
Motorola, Inc.	57	9,723

		18,287

Data Processing & Outsourced Services – 5.8%
Fiserv, Inc.(A)	148	15,314
MasterCard, Inc., Class A	53	14,520
Visa, Inc., Class A	59	10,084

		39,918

Electronic Manufacturing Services – 3.4%
TE Connectivity Ltd.	250	23,299

Semiconductors – 3.5%
Analog Devices, Inc.	126	14,057
Texas Instruments, Inc.	78	10,090

		24,147

Systems Software – 6.2%
Microsoft Corp.	307	42,704

Technology Hardware, Storage & Peripherals – 3.3%
Apple, Inc.	99	22,224

Total Information Technology - 24.9%		170,579

Materials
Commodity Chemicals – 1.0%
LyondellBasell Industries N.V., Class A	77	6,917

Specialty Chemicals – 2.2%
Sherwin-Williams Co. (The)	28	15,265

Total Materials - 3.2%		22,182

Utilities
Electric Utilities – 2.5%
NextEra Energy, Inc.	73	16,956

Total Utilities - 2.5%		16,956

TOTAL COMMON STOCKS – 98.2%		$673,134

(Cost: $604,435)

SHORT-TERM SECURITIES	Principal
Commercial Paper(B) - 1.7%
International Paper Co., 2.310%, 10-11-19	$5,000	4,996
J.M. Smucker Co. (The), 2.150%, 10-1-19	6,850	6,850

		11,846

Master Note - 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.170%, 10-7-19(C)	460	460

TOTAL SHORT-TERM SECURITIES – 1.8%		$12,306

(Cost: $12,307)

TOTAL INVESTMENT SECURITIES – 100.0%		$685,440

(Cost: $616,742)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(93)

NET ASSETS – 100.0%		$685,347

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	Rate shown is the yield to maturity at September 30, 2019.
(C)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$673,134	$—	$—
Short-Term Securities	—	12,306	—

Total	$673,134	$12,306	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipt

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at September 30, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$616,742

Gross unrealized appreciation	76,322
Gross unrealized depreciation	(7,624)

Net unrealized appreciation	$68,698